General Information (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Initial Public Offering and Share Based Compensation

Initial Public Offering and Share-based Compensation—On April 23, 2014, we closed our initial public offering of our common stock in which we sold 39,200,000 shares, and on April 25, 2014, the underwriters exercised in full their overallotment option which resulted in the sale of an additional 5,880,000 shares of our common stock. Our shares of common stock were sold at an initial public offering price of $16.00 per share, which generated $672 million of net proceeds from the offering after deducting underwriting discounts and commissions and offering expenses. Upon closing of our initial public offering, we redeemed all of our outstanding shares of Series A Cumulative Preferred Stock in exchange for 40,343,529 shares of our common stock.

We used the net proceeds from this offering to repay (i) $296 million aggregate principal amount of our term loans and (ii) $320 million aggregate principal amount of our senior secured notes due in 2019 at a redemption price of 108.5% of the principal amount, which represents the maximum amount of the contingent call option exercisable in the event of an equity offering (see Note 8, Debt). The term loan prepayment occurred in two installments: the first prepayment of $207 million occurred on April 24, 2014 and the second prepayment of $90 million occurred on April 29, 2014. The redemption of $320 million of our senior secured notes due in 2019 occurred on May 7, 2014. We also used the net proceeds from our offering to pay the $27 million redemption premium and $13 million in accrued but unpaid interest on the senior secured notes due in 2019. We used the remaining portion of the net proceeds from our offering to pay a $21 million fee, in the aggregate, to TPG Global, LLC (“TPG”) and Silver Lake Management Company (“Silver Lake”) pursuant to a management services agreement (the “MSA”), which was thereafter terminated.

On March 20, 2014, our board of directors adopted the Sabre Corporation 2014 Omnibus Incentive Compensation Plan (the “2014 Omnibus Plan”), which permits the grant of cash and equity and equity-based incentive awards. Our employees and the non-employee members of our board of directors and those of our subsidiaries are eligible to receive awards under the 2014 Omnibus Plan. On the effective date of our initial public offering, under the 2014 Omnibus Plan, we granted time-based options to purchase 1,541,627 shares of common stock at an exercise price of $16.68 per share and a total of 2,298,478 shares of performance-based and time-based restricted stock units.

In April 2014, we cancelled all outstanding stock-based awards issued under the Travelocity.com LLC Stock Option Grant Agreements, the Travelocity Equity 2012 Plan and the Sovereign Holdings, Inc. Amended and Restated Stock Incentive Plan for Travelocity’s CEO—Stock Settled SARs with Respect to Travelocity Equity, terminated all related plans and award agreements, and recorded stock compensation expense of $7 million, representing the remaining unrecognized compensation expense of the awards at the cancellation date.

Basis of Presentation

Basis of Presentation—The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. Operating results for the three and nine months ended September 30, 2014 are not necessarily indicative of results that may be expected for any other interim period or for the year ended December 31, 2014. The accompanying interim financial statements should be read in conjunction with our annual audited financial statements and related notes thereto for the year ended December 31, 2013 included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act on April 17, 2014.

We consolidate all of our majority-owned subsidiaries and companies over which we exercise control through majority voting rights. No entities are currently consolidated due to control through operating agreements, financing agreements, or as the primary beneficiary of a variable interest entity.

The consolidated financial statements include our accounts after elimination of all significant intercompany balances and transactions.

Basis of Presentation—The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). We consolidate all of our majority-owned subsidiaries and companies over which we exercise control through majority voting rights. Other than as discussed in the following paragraphs, no other entities are currently consolidated due to control through operating agreements, financing agreements, or as the primary beneficiary of a variable interest entity. The consolidated financial statements include our accounts after elimination of all significant intercompany balances and transactions. All dollar amounts in the financial statements and the tables in the notes, except per-share amounts, are stated in thousands of U.S. dollars unless otherwise indicated. All amounts in the notes reference results from continuing operations unless otherwise indicated.

In December 2009, our wholly-owned subsidiary Travelocity.com Inc. was converted into Travelocity.com LLC, a Delaware limited liability company, pursuant to Delaware law, and the capital structure of Travelocity.com LLC was split into common and preferred units. On December 31, 2009, 95% of the common units of Travelocity.com LLC were distributed as a dividend to a newly-formed Delaware corporation, TVL Common, Inc., which is owned by the holders of record of Sabre Corporation’s preferred stock. We retained the remaining 5% of the common units and 100% of the preferred units. On December 31, 2012, we implemented a series of transactions which resulted in the merger of TVL Common, Inc. back into our capital structure. The owners of 95% of the common units of TVL Common, Inc. received shares of Sabre Corporation in exchange. For so long as any preferred units remained outstanding, the holder(s) of the preferred units had full voting rights and control of Travelocity.com LLC and the holder(s) of common units had no voting rights or control. As such, we, as the holder of all of the preferred units, consolidated the results of Travelocity.com LLC and presented a noncontrolling interest for the portion of the common units distributed through the dividend. Profits and losses were allocated in accordance with the limited liability company agreement and securities held by each party. This merger was a reacquisition of a noncontrolling interest from an entity under common control and has been recorded as an equity transaction.

Use of Estimates

Use of Estimates—The preparation of these interim financial statements in conformity with GAAP requires that certain amounts be recorded based on estimates and assumptions made by management. Actual results could differ from these estimates and assumptions. Our accounting policies, which include significant estimates and assumptions, include, among other things, estimation of the collectability of accounts receivable, amounts for future cancellations of bookings processed through the Sabre global distribution system (“GDS”), revenue recognition for software development, determination of the fair value of assets and liabilities acquired in a business combination, determination of the fair value of derivatives, the evaluation of the recoverability of the carrying value of intangible assets and goodwill, assumptions utilized in the determination of pension and other postretirement benefit liabilities, assumptions made in the calculation of restructuring liabilities and the evaluation of uncertainties surrounding the calculation of our tax assets and liabilities. These policies are discussed in our annual audited consolidated financial statements and related notes thereto for the year ended December 31, 2013 included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act on April 17, 2014.

Use of Estimates—The preparation of these financial statements in conformity with GAAP requires that certain amounts be recorded based on estimates and assumptions made by management. Actual results could differ from these estimates and assumptions. Our accounting policies, which include significant estimates and assumptions, include, among other things, estimation of the collectability of accounts receivable, amounts for future cancellations of bookings processed through the Sabre global distribution system (“GDS”), revenue recognition for software development, determination of the fair value of assets and liabilities acquired in a business combination, determination of the fair value of derivatives, the evaluation of the recoverability of the carrying value of intangible assets and goodwill, assumptions utilized in the determination of pension and other postretirement benefit liabilities, determination of the fair value of our litigation settlement payable, assumptions made in the calculation of restructuring liabilities and the evaluation of uncertainties surrounding the calculation of our tax assets and liabilities. These policies are discussed in greater detail below.

Equity Method Investments

Equity Method Investments—We utilize the equity method to account for our interests in joint ventures and investments in stock of other companies that we do not control but over which we exert significant influence. Investments in the common stock of other companies over which we do not exert significant influence are accounted for at cost. We periodically evaluate equity and debt investments in entities accounted for at cost or under the equity method for impairment by reviewing updated financial information provided by the investee, including valuation information from new financing transactions by the investee and information relating to competitors of investees when available. If we determine that a cost method investment is other than temporarily impaired, the carrying value of the investment is reduced to its estimated fair value through earnings. For the year ended December 31, 2012, joint venture equity income included a $24 million impairment of goodwill recorded by one of our investees. For the years ended December 31, 2013, 2012 and 2011, impairments of investments carried at cost were not material to our results of operations.

The following table displays the name of each of those investees that we do not control but over which we exert significant influence, and our voting interest in their stock held at December 31, 2013:

Joint Venture	Voting Interest
Auto Holidays (Pty) Limited (South Africa)	50%
ESS Elektroniczne Systemy Spzedazy Sp. zo.o	40%
ABACUS International PTE Ltd	35%
Sabre Bulgaria AD	20%

Our investments in joint ventures on the consolidated balance sheets includes $93 million and $97 million, as of December 31, 2013 and 2012, respectively, of excess basis over our underlying equity in joint ventures. This differential represents goodwill in addition to identifiable intangible assets which are being amortized to joint venture intangible amortization over their estimated lives.

Reclassifications

Reclassifications—Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the 2013 presentation. Other than as described below, these reclassifications are not material, either individually or in the aggregate, to our consolidated financial statements.

In 2013, we have removed the presentation of gross margin from our consolidated statement of operations. Additionally, we have reclassified depreciation and amortization from a single line in our consolidated statement of operations to be reflected as a part of cost of revenues or selling, general and administrative expenses based on the nature of the expense. The impact to cost of revenue and selling, general and administrative, considering the impact of discontinued operations, for the year ended December 31, 2012 was an increase to cost of revenue of $198 million and an increase to selling, general and administrative of $118 million. The impact for the year ended December 31, 2011 was an increase to cost of revenue of $173 million and an increase to selling, general and administrative of $120 million. The amount of depreciation and amortization reclassified to discontinued operations was $2 million for each of the years ended December 31, 2012 and 2011.

In addition, certain amounts previously reported in our December 31, 2012 and 2011 financial statements have been reclassified to conform to December 31, 2013 presentation, as a result of discontinued operations. See Note 4, Discontinued Operations and Dispositions.

Revenue Recognition

Revenue Recognition—We employ a number of revenue models across our businesses, depending on the dynamics of the industry segment and the technology on which the revenue is based. Some revenue models are used in multiple businesses. Travel Network primarily employs the transaction revenue model. Airline and Hospitality Solutions primarily employs the SaaS and hosted and consulting revenue models, as well as the software licensing fee model to a lesser extent. Travelocity has primarily employed two revenue models: the merchant model, which we refer to as our “Net Rate Program,” under which we recognize a majority of our hotel revenues, and the agency model, under which we recognize most of our airline, car and cruise revenues and a small portion of hotel revenues. Beginning in the fourth quarter of 2013, Travelocity in the U.S. and Canada began shifting to the marketing fee revenue model while Travelocity—Europe continues to primarily employ the merchant model and agency model. Both Travel Network and Travelocity derive some of their revenues from the media model, earning advertising revenues from travel suppliers and other entities that advertise their products to travelers and travel agencies using our networks. We report revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Transaction Revenue Model—This model accounts for substantially all of Travel Network’s revenues. We define a direct billable booking as any booking that generates a fee directly to Travel Network. Transaction fees include, but are not limited to, transaction fees paid by travel suppliers for selling their inventory through the Sabre GDS and transaction fees paid by travel agency subscribers related to their use of the Sabre GDS.

Pursuant to this model, a transaction occurs when a travel agency or corporate travel department books, or reserves, a travel supplier’s product on the Sabre GDS. We receive revenue from a travel supplier, travel agency, or corporate travel department depending upon the commercial arrangement represented in each of their contracts.

Transaction revenue for airline travel reservations is recognized at the time of the booking of the reservation, net of estimated future cancellations. Our transaction fee cancellation reserve was $8 million at December 31, 2013 and 2012. Transaction revenue for car rental, hotel bookings and other travel providers is recognized at the time the reservation is used by the customer.

Software-as-a-Service and Hosted Revenue Model—SaaS and hosted is the primary revenue model employed by Airline and Hospitality Solutions. In this revenue model, we host software solutions on our own secure platforms, or deploy it through our SaaS solutions and we maintain the software as well as the infrastructure it employs. Our customers, which include airlines, airports and hotel companies, pay us an implementation fee and a recurring usage-based fee for the use of the software pursuant to contracts with terms that typically range between three and ten years and generally include minimum annual volume requirements. This usage-based fee arrangement allows our customers to pay for software normally on a monthly basis, to the extent that it is used. Similar contracts with the same customer which are entered into at or around the same period are analyzed for revenue recognition purposes on a combined basis. Revenue from implementation fees is generally recognized over the term of the agreement. The amount of periodic usage fees is typically based on a metric relevant to the software’s purpose. We recognize revenue from recurring usage-based fees in the period earned, which typically fluctuates based on a real-time metric, such as the actual number of passengers boarded or the actual number of hotel bookings made in a given month.

Consulting Revenue Model—Our SaaS and hosted offerings can be sold as part of multiple-element agreements for which we also provide consulting services. Our consulting services are primarily focused on helping customers achieve better utilization of and return on their software investment. Often we provide consulting services during the implementation phase of our SaaS solutions. In such cases, we account for consulting service revenue separately from implementation and recurring usage-based fees, with value assigned to each element based on its relative selling price to the total selling price. We perform a market analysis on a periodic basis to determine the range of selling prices for each product and service. Estimated selling prices are set for each product and service delivered to customers. The revenue for consulting services is generally recognized over the period the services are performed.

Software Licensing Fee Revenue Model—The software licensing fee revenue model is utilized by Airline and Hospitality Solutions. Under this model, we generate revenue by charging customers for the installation and use of our software products. Some contracts under this model generate additional revenue for the maintenance of the software product. When software is sold without associated customization or implementation services, revenue from software licensing fees is recognized when all of the following are met: (i) the software is delivered, (ii) fees are fixed or determinable, (iii) no undelivered elements are essential to the functionality of delivered software, and (iv) collection is probable. When software is sold with customization or implementation services, revenue from software licensing fees is recognized based on the percentage of completion of the customization and implementation services. Fees for software maintenance are recognized ratably over the life of the contract. We are unable to determine vendor-specific objective evidence of fair value for software maintenance fees. Therefore, when fees for software maintenance are included in software license agreements, revenue from the software license, customization, implementation and the maintenance are recognized ratably over the related contract term.

Marketing Fee Revenue Model—In the third quarter of 2013, we initiated plans to shift Travelocity in the U.S. and Canada away from a fixed-cost model to a lower-cost, performance based shared revenue structure. We entered into an exclusive, long-term strategic marketing agreement with Expedia Inc., in which Expedia will power the technology for Travelocity’s existing U.S. and Canadian websites, as well as provide Travelocity with access to Expedia’s supply and customer service platforms. As part of the agreement, Expedia is required to pay us a performance-based marketing fee that will vary based on the amount of travel booked through Travelocity-branded websites powered by Expedia. The marketing fee we receive is recorded as revenue and the costs we incur for marketing and that are to promote the Travelocity brand are recorded as selling, general and administrative expense in our results of operations. The revenue recognized under this model was not material to our results of operations for the year ended December 31, 2013. See Note 5, Restructuring Charges.

Merchant Revenue Model—Pursuant to this Travelocity model, which we refer to as our “Net Rate Program,” we are the merchant of record for credit card processing for travel accommodations. We primarily use this model for revenue from hotel reservations and dynamically packaged combinations. We are the merchant of record for these transactions, but we do not purchase and resell travel accommodations and do not have any obligations with respect to travel accommodations offered online that we do not sell. Instead, we act as an intermediary by entering into agreements with travel suppliers for the right to market their products, services and other content offerings at pre-determined net rates. We market net rate offerings to travelers at prices that include an amount sufficient to pay the travel supplier for providing the travel accommodations and any occupancy and other local taxes, as well as additional amounts representing our service fees. Under this revenue model, we require pre-payment by the traveler at the time of booking.

Travelocity recognizes net rate revenue for stand-alone air travel at the time the travel is booked with a reserve for estimated future canceled bookings. Vacation packages, car rentals and hotel net rate revenues are recognized at the date of consumption.

For Travelocity’s net rate and dynamically packaged combinations, we record net rate revenues based on the total amount paid by the customer for products and services, minus our payment to the travel supplier. At the time a customer makes and prepays a reservation, we accrue a supplier liability based on the amount we expect to be billed by our travel suppliers. In some cases, a portion of Travelocity’s prepaid net rate and travel package transactions goes unused by the traveler. In those circumstances, Travelocity may not be billed the full amount of the accrued supplier liability. We reduce the accrued supplier liability for amounts aged more than six months and record it as revenue if certain conditions are met. Our process for determining when aged amounts may be recognized as revenue includes consideration of key factors such as the age of the supplier liability, historical billing and payment information, among others.

Agency Revenue Model—This model is employed by Travelocity only and generates revenues via transaction fees and commissions from travel suppliers for reservations made by travelers through our websites. Under this model, we act as an agent in the transaction by passing reservations booked by travelers to the relevant airline, hotel, car rental company, cruise line or other travel supplier, while the travel supplier serves as merchant of record and processes the payment from the traveler.

Under the agency revenue model, Travelocity recognizes commission revenue for stand-alone air travel at the time the travel is booked with a reserve for estimated future canceled bookings. Commissions from car and hotel travel suppliers are recognized upon the scheduled date of travel consumption. We record car and hotel commission revenue net of an estimated reserve for cancellations, no-shows, and uncollectable commissions. As of December 31, 2013 and 2012, our reserve was approximately $2 million and $3 million, respectively.

Travelocity also generates revenues from fees for offline bookings for air and packages, which are generally booked through call center agents. These fees, net of tax recovery charges collected, are recognized as revenue at the time the related travel is booked or when the travel is canceled or changed. Travelocity also charges service fees to its customers for certain types of transactions booked through its consumer-facing websites, including processing service fees on Travelocity.com hotel bookings, as well as miscellaneous service fees including cancellation fees, credit card fees, change fees and delivery fees. These fees, net of tax recovery charges collected, are recognized as revenue at the time the related travel is booked or when the travel is canceled or changed.

Travelocity also generates insurance-related revenue from third party insurance providers whose air, total trip and cruise insurance is made available on our websites. Insurance revenue is recognized at the time the travel is booked.

Media Revenue Model—The media revenue model is used to record advertising revenue from travel suppliers and other entities that advertise their products to travelers on Travelocity’s sites and to a lesser extent, on our GDS. Advertisers use two types of advertising metrics: display advertising and action advertising. In display advertising, advertisers usually pay based on the number of customers who view the advertisement, and are charged based on cost per thousand impressions. In action advertising, advertisers usually pay based on the number of customers who perform a specific action, such as click on the advertisement, or other meaningful variable, and are charged based on the cost per action. Advertising revenues are recognized in the period that the advertising impressions are delivered or the click-through or other specific action occurs.

Advertising Costs

Advertising Costs—Advertising costs are expensed as incurred. Advertising costs expensed in the years ended December 31, 2013, 2012 and 2011 totaled approximately $153 million, $163 million and $191 million, respectively. From time to time, we enter into advertising barter transactions which are recorded based on the fair value of the advertising surrendered. For the years ended December 31, 2013, 2012 and 2011, we recognized revenue associated with advertising barter transactions of $2 million, $9 million and $16 million, respectively, and expense of $2 million, $9 million and $16 million, respectively.

Research and Development

Research and Development—We define research and development costs as costs incurred up to the point of technological feasibility for software developed to be sold, leased, or marketed to others. Research and development costs are expensed as incurred. We expensed approximated $6 million, $4 million and $3 million of research and development costs for the years ended December 31, 2013, 2012 and 2011, respectively.

Foreign Currency Risk

Foreign Currency Risk—We are exposed to foreign exchange rate fluctuations as we remeasure foreign currency transactions in the financial statements into the relevant functional currency. If there is a change in foreign currency exchange rates, the conversion of the foreign currency transactions into its functional currency will lead to transaction gains or losses, which are recorded in our consolidated statements of operations as a component of other, net.

We are also exposed to foreign exchange rate fluctuations as we translate the financial statements of our non-U.S. dollar functional currency foreign subsidiaries into U.S. dollars in consolidation. If there is a change in foreign currency exchange rates, the conversion of the foreign subsidiaries’ financial statements into U.S. dollars will lead to translation gains or losses, which are recorded net as a component of other comprehensive income (loss).

Statements of Cash Flows

Statements of Cash Flows—We use the “cumulative earnings” approach for determining the cash flow presentation of distributions from our joint ventures. Distributions received on the investments are included in our consolidated statements of cash flows in operating activities, unless the cumulative distributions exceed our portion of cumulative equity in earnings of the joint venture, in which case the excess distributions are deemed to be returns of the investment and are included in our consolidated statements of cash flows in investing activities. During the periods presented, there were no distributions from joint ventures classified as investing cash flows.

Cash and Cash Equivalents		Cash and Cash Equivalents—We classify all highly liquid instruments, including money market funds and money market securities with original maturities of three months or less, as cash equivalents.
Restricted Cash		Restricted Cash—Restricted cash balances relate to security provided for certain bank guarantees and banking services for specific subsidiaries in Europe within the Travelocity segment.
Financial Instruments

Financial Instruments—The carrying value of our financial instruments including cash and cash equivalents, and accounts receivable approximate their fair values. Our derivative financial instruments are carried at their estimated fair values. Our debt instruments are recorded at carrying value; the fair value of our senior unsecured notes issued in March 2006 (“2016 Notes”), our senior unsecured notes issued in May 2012 (“2019 Notes”), and term loan were determined based on quoted market prices for the identical liability when traded as an asset in an active market.

Derivatives

Derivatives—We recognize all derivatives, including embedded derivatives, on the consolidated balance sheets at fair value. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are offset against the change in fair value of the hedged item through earnings (a “fair value hedge”) or recognized in other comprehensive income until the hedged item is recognized in earnings (a “cash flow hedge”). The ineffective portion of the change in fair value of a derivative designated as a hedge is immediately recognized in earnings. For derivative instruments not designated as hedging instruments, the gain or loss resulting from the change in fair value is recognized in current earnings during the period of change. No hedging ineffectiveness was recorded in earnings during the periods presented.

Income Taxes

Income Taxes—Deferred income tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities and are measured using the tax rates and laws in effect at the time of such determination. We regularly review our deferred tax assets for recoverability and a valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. In assessing the need for a valuation allowance, we make estimates and assumptions regarding projected future taxable income, our ability to carry back operating losses to prior periods, the reversal of deferred tax liabilities and implementation of tax planning strategies. We reassess these assumptions regularly which could cause an increase or decrease to the valuation allowance resulting in an increase or decrease in the effective tax rate, and could materially impact our results of operations.

We recognize liabilities when we believe that an uncertain tax position may not be fully sustained upon examination by the tax authorities. Liabilities are recognized for uncertain tax positions that do not pass a two-step approach for recognition and measurement. First, we evaluate the tax position for recognition by determining if based solely on its technical merits, it is more likely than not to be sustained upon examination. Secondly, for positions that pass the first step, we measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. It is our policy to recognize penalties and interest accrued related to income taxes as a component of the provision (benefit) for income taxes. See Note 10, Income Taxes.

Operating Leases

Operating Leases—We lease certain facilities under long-term, non-cancelable operating leases. Certain of our lease agreements contain renewal options and/or payment escalations based on fixed annual increases, local consumer price index changes or market rental reviews. We recognize rent expense on a straight-line basis over the term of the lease.

Property and Equipment

Property and Equipment—Property and equipment are stated at cost less accumulated depreciation, which is calculated on the straight-line basis. Our depreciation and amortization policies are as follows:

Buildings	Lesser of lease term or 35 years
Leasehold improvements	Lesser of lease term or useful life
Furniture and fixtures	5 to 15 years
Equipment, general office and computer	3 to 5 years
Software developed for internal use	3 to 7 years

We also capitalize certain costs related to applications, infrastructure and graphics development for the Sabre System and our websites under authoritative guidance on internal-use software intangibles. Capitalizable costs consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software and (b) payroll and payroll-related costs for employees who are directly associated with and who devote time to the Sabre System and web-related development projects. Costs incurred during the preliminary project stage or costs incurred for data conversion activities and training, maintenance and general and administrative or overhead costs are expensed as incurred. Costs that cannot be separated between maintenance of, and relatively minor upgrades and enhancements to, internal-use software are also expensed as incurred. Depreciation and amortization for property and equipment totaled $131 million, $136 million and $123 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Property and equipment is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets used in combination to generate cash flows largely independent of other assets may not be recoverable.

Goodwill and Intangible Assets

Goodwill and Intangible Assets—Upon the acquisition of a business, we record goodwill and intangible assets at fair value. Additionally, we capitalize the costs incurred to renew or extend the term of our patents. Goodwill and intangible assets determined to have indefinite useful lives are not amortized. Definite-lived intangible assets are amortized on a straight-line basis and assigned useful economic lives of four to thirty years, depending on classification. The useful economic lives are evaluated on an annual basis.

We evaluate goodwill for impairment on an annual basis or if impairment indicators exist. We begin with the qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model described below. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps are unnecessary. Otherwise, we perform a comparison of the estimated fair value of the reporting unit to which the goodwill has been assigned to the sum of the carrying value of the assets and liabilities of that unit. If the sum of the carrying value of the assets and liabilities of a reporting unit exceeds the estimated fair value of that reporting unit, the carrying value of the reporting unit’s goodwill is reduced to its implied fair value through an adjustment to the goodwill balance, resulting in an impairment charge. We have identified six reporting units, including Travelocity—North America, Travelocity—Europe, Travelocity—Asia Pacific, Sabre Travel Network, Sabre Airline Solutions and Sabre Hospitality Solutions. The Travelocity—Asia Pacific reporting unit was held for sale as of December 31, 2012 and was sold in March 2013 (see Note 4, Discontinued Operations and Dispositions).

The fair values used in our evaluation are estimated using a combined approach based upon discounted future cash flow projections and observed market multiples for comparable businesses. The cash flow projections are based upon a number of assumptions, including risk-adjusted discount rates, future booking and transaction volume levels, future price levels, rates of growth in our consumer and corporate direct booking businesses, rates of increase in operating expenses, cost of revenue and taxes. Additionally, in accordance with authoritative guidance on fair value measurements, we made a number of assumptions including market participants, the principal markets and highest and best use of the reporting units.

Definite-lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of definite-lived intangible assets used in combination to generate cash flows largely independent of other assets may not be recoverable. If impairment indicators exist for definite-lived intangible assets, the undiscounted future cash flows associated with the expected service potential of the assets are compared to the carrying value of the assets. If our projection of undiscounted future cash flows is in excess of the carrying value of the intangible assets, no impairment charge is recorded. If our projection of undiscounted cash flows is less than the carrying value of the intangible assets, an impairment charge is recorded to reduce the intangible assets to fair value. We also evaluate the need for additional impairment disclosures based on our Level 3 inputs. For fair value measurements categorized within Level 3 of the fair value hierarchy, we disclose the valuation processes used.

Capitalized Implementation Costs

Capitalized Implementation Costs—We incur up-front costs to implement new customer contracts under our software-as-a-service revenue model. We capitalize these costs, including (a) certain external direct costs of materials and services incurred to implement a customer contract and (b) payroll and payroll related costs for employees who are directly associated with and devote time to implementation activities.

Capitalized costs are amortized on a straight-line basis over the related contract term, ranging from three to ten years, as they are recoverable through deferred or future revenues associated with the relevant contract.

Deferred Customer Discounts

Deferred Customer Discounts—Deferred advances to customers and customer discounts are amortized in future periods as the related revenue is earned. The assets are reviewed for recoverability based on future contracted revenues. Contracts are priced to generate total revenues over the life of the contract that exceed any discounts or advances provided and any upfront costs incurred to implement the customer contract.

Travel Supplier Liabilities and Related Deferred Revenue

Travel Supplier Liabilities and Related Deferred Revenue—Our travel suppliers provide content, including air travel, hotel stays, car rentals and dynamically packaged combinations of these components, on either a fee-based or a net-rate basis. Under our fee-based arrangements, we collect the full price of the travel from the consumer and remit the payment to the travel supplier, after withholding our service fee. Under our net-rate agreements, suppliers provide content to us at pre-determined net rates. We market net-rate offerings to travelers at a price that includes an amount sufficient to pay the travel supplier for providing the travel accommodations and any occupancy and other local taxes, as well as additional amounts representing our service fees. We record amounts due to travel suppliers and our service fees in Travel supplier liabilities and related deferred revenue on the consolidated balance sheets until these amounts are paid to the suppliers or recognized as revenue upon consumption of the travel.

Incentive Consideration

Incentive Consideration—Certain service contracts with significant travel agency customers contain booking productivity clauses and other provisions that allow travel agency customers to receive cash payments or other consideration. We establish liabilities for these commitments and recognize the related expense as these travel agencies earn incentive consideration based on the applicable contractual terms. Periodically, we make cash payments to these travel agencies at inception or modification of a service contract which are capitalized and amortized to cost of revenue over the expected life of the service contract, which is generally three to five years. Deferred charges related to such contracts are recorded in Other assets, net on the consolidated balance sheets. The service contracts are priced so that the additional airline and other booking fees generated over the life of the contract will exceed the cost of the incentive consideration provided. Incentive consideration paid to the travel agency represents a commission paid to the travel agency for booking travel on our GDS and the amounts paid to travel agencies represent fair value for the services provided.

Equity-Based Compensation

Equity-Based Compensation—We account for our stock awards and options by recognizing compensation expense, measured at the grant date based on the fair value of the award, on a straight-line basis over the award vesting period, giving consideration as to whether the amount of compensation cost recognized at any date is equal to the portion of grant-date value that is vested at that date. We account for our liability awards by remeasuring the fair value of our awards at each reporting date. Changes in fair value of our liability awards are recognized in earnings. Stock-based compensation expense, including liability awards, totaled $9 million, $10 million and $7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Concentration of Credit Risk

Concentration of Credit Risk—Our customers are primarily located in the United States, Canada, Europe, Latin America and Asia, and are concentrated in the travel industry. We generate a significant portion of our revenues and corresponding accounts receivable from services provided to the commercial air travel industry. As of December 31, 2013 and 2012, approximately $178 million or 58% and $189 million or 58%, respectively, of our trade accounts receivable was attributable to these customers. Our other accounts receivable are generally due from other participants in the travel and transportation industry. Substantially all of our accounts receivable, net represents trade balances. We generally do not require security or collateral from our customers as a condition of sale.

We regularly monitor the financial condition of the air transportation industry and have noted the financial difficulties faced by several air carriers. We believe the credit risk related to the air carriers’ difficulties is mitigated by the fact that we collect a significant portion of the receivables from these carriers through the Airline Clearing House (“ACH”) and other similar clearing houses. As of December 31, 2013, approximately 57% of our air customers make payments through the ACH which accounts for approximately 94% of our air revenue. For these carriers, we believe the use of ACH mitigates our credit risk with respect to airline bankruptcies. For those carriers from which we do not collect payments through the ACH or other similar clearing houses, our credit risk is higher. However, we monitor these carriers and account for the related credit risk through our normal reserve policies.

We evaluate the collectability of our accounts receivable based on a combination of factors. In circumstances where we are aware of a specific customer’s inability to meet its financial obligations to us (e.g., bankruptcy filings, failure to pay amounts due to us or others), we record a specific reserve for bad debts against amounts due to reduce the recorded receivable to the amount we reasonably believe will be collected. For all other customers, we record reserves for bad debts based on past write-off history (average percentage of receivables written off historically) and the length of time the receivables are past due. We maintained an allowance for losses of approximately $22 million and $28 million at December 31, 2013 and 2012, respectively, based upon the amount of accounts receivable expected to prove uncollectible.